GAMING SUBCONCESSION, NET	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
GAMING SUBCONCESSION, NET
8.	GAMING SUBCONCESSION, NET

	December 31,
	2021	2020
Deemed cost	$897,866	$903,160
Less: accumulated amortization	(870,801)	(818,497)

Gaming subconcession, net	$27,065	$84,663

The Company expects that amortization of the gaming subconcession will be approximately $
27,065
in 2022.